UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2024

LDR Real Estate Value-Opportunity Fund

ITEM 1.(a).  Reports to Stockholders.

LDR Real Estate Value-Opportunity Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 LDR Real Estate Value-Opportunity Fund Institutional Class Shares ticker: HLRRX

This semi-annual shareholder report contains important information about the LDR Real Estate Value-Opportunity Fund, Institutional Class Shares for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at ldrfunds.com. You can also contact us at (800) 673-0550. Distributed by Foreside Fund Services, LLC.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares	$ 96.71¹	1.96%¹

¹ The advisor waived or reimbursed part of the Fund's total expenses. Had the advisor not waived or reimbursed expenses of the Fund, the Fund's costs would have been higher.

What did the Fund invest in?

(% of Net Assets as of June 30, 2024)

Sector Breakdown

RESIDENTIAL
19.6%
RETAIL
19.2%
DIVERSIFIED/OTHER
14.1%
HEALTHCARE
12.7%
OFFICE
7.5%
MORTGAGE
6.1%
INDUSTRIAL
4.2%

Top Ten Holdings
The Real Estate Select Sector SPDR Fund	10.38%
Healthcare Realty Trust, Inc.	6.46%
Healthpeak Properties, Inc.	6.25%
Urban Edge Properties	5.96%
Kite Realty Group Trust	5.94%
Independence Realty Trust, Inc.	5.76%
UMH Properties, Inc.	5.45%
Brixmor Property Group, Inc.	5.05%
Howard Hughes Holdings, Inc.	4.99%
Veris Residential, Inc.	4.76%

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC. EXPENSE LIMITATION AGREEMENT DISCONTINUED Effective May 1, 2024, the adviser discontinued the Fund's expense limitation agreement, to which the adviser had agreed to waive its fees and reimburse expenses so that the Fund's total annual operating expenses did not exceed 1.00% of the Fund's daily net assets (with certain exceptions). Accordingly, the Fund's total operating expenses increased beginning May 1, 2024 without the effect of the expense limitation agreement in place.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit ldrfunds.com.

Key Fund Statistics

(as of June 30, 2024)

Net Assets (Millions)	$ 11.79
Number of Holdings	23
Portfolio Turnover Rate	7.03%

LDR Real Estate Value-Opportunity Fund Tailored Shareholder Report

semi-annual Shareholder Report June 30, 2024 LDR Real Estate Value-Opportunity Fund Platform Class Shares ticker: HLPPX

This semi-annual shareholder report contains important information about the LDR Real Estate Value-Opportunity Fund, Platform Class Shares for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at ldrfunds.com. You can also contact us at (800) 673-0550. Distributed by Foreside Fund Services, LLC.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LDR Real Estate Value-Opportunity Fund, Platform Class Shares	$ 114.41¹	2.32%¹

¹ The advisor waived or reimbursed part of the Fund's total expenses. Had the advisor not waived or reimbursed expenses of the Fund, the Fund's costs would have been higher.

What did the Fund invest in?

(% of Net Assets as of June 30, 2024)

Sector Breakdown
Top Ten Holdings
The Real Estate Select Sector SPDR Fund	10.38%
Healthcare Realty Trust, Inc.	6.46%
Healthpeak Properties, Inc.	6.25%
Urban Edge Properties	5.96%
Kite Realty Group Trust	5.94%
Independence Realty Trust, Inc.	5.76%
UMH Properties, Inc.	5.45%
Brixmor Property Group, Inc.	5.05%
Howard Hughes Holdings, Inc.	4.99%
Veris Residential, Inc.	4.76%

How has the Fund changed?

CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS The Securities and Exchange Commission (SEC) has adopted rule and form amendments which have resulted in changes to the design and delivery of Annual and Semi-Annual Fund Reports (Reports). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC. EXPENSE LIMITATION AGREEMENT DISCONTINUED Effective May 1, 2024, the adviser discontinued the Fund's expense limitation agreement, to which the adviser had agreed to waive its fees and reimburse expenses so that the Fund's total annual operating expenses did not exceed 1.00% of the Fund's daily net assets (with certain exceptions). Accordingly, the Fund's total operating expenses increased beginning May 1, 2024 without the effect of the expense limitation agreement in place.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit ldrfunds.com.

Key Fund Statistics

(as of June 30, 2024)

Net Assets (Millions)	$ 5.69
Number of Holdings	23
Portfolio Turnover Rate	7.03%

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

LDR Real Estate Value-Opportunity Fund

FINANCIAL STATEMENTS

For the Six Months Ended June 30, 2024 (unaudited)

LDR Real Estate Value-Opportunity Fund

Schedule of InvestmentsJune 30, 2024 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2024

		Shares	Value
73.32%	COMMON STOCKS

13.53%	DIVERSIFIED/OTHER
	Alexander & Baldwin, Inc.	32,813	$556,509
	Americold Realty Trust, Inc.	6,876	175,613
	Howard Hughes Holdings, Inc.(A)	13,438	871,051
	Kennedy-Wilson Holdings, Inc.	78,174	759,851
			2,363,024

12.71%	HEALTHCARE
	Healthcare Realty Trust, Inc.	68,405	1,127,314
	Healthpeak Properties, Inc.	55,696	1,091,642
			2,218,956

4.18%	INDUSTRIAL
	STAG Industrial, Inc. REIT	20,269	730,900

4.46%	MORTGAGE
	Starwood Property Trust, Inc. REIT	41,130	779,002

3.47%	OFFICE
	Brandywine Realty Trust REIT	135,089	605,199

18.01%	RESIDENTIAL
	Century Communities, Inc.	4,358	355,874
	Independence Realty Trust, Inc.	53,714	1,006,600
	UMH Properties, Inc.	59,508	951,533
	Veris Residential, Inc. REIT	55,401	831,015
			3,145,022

16.96%	RETAIL
	Brixmor Property Group, Inc. REIT	38,217	882,431
	Kite Realty Group Trust REIT	46,352	1,037,358
	Urban Edge Properties REIT	56,395	1,041,616
			2,961,405

73.32%	TOTAL COMMON STOCKS		12,803,508
	(Cost: $16,087,634)

10.08%	PREFERRED STOCKS

0.55%	DIVERSIFIED/OTHER
	Digitalbridge Group, Inc. Series H 7.125%	4,013	95,309

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2024

LDR Real Estate Value-Opportunity Fund

Schedule of Investments - continuedJune 30, 2024 (unaudited)

			Shares	Value
1.65%		MORTGAGE
		KKR Real Estate Finance Trust, Inc. 6.500%	16,066	$288,384

4.07%		OFFICE
		SL Green Realty Corp. Series I 6.500%	10,181	206,267
		Vornado Realty Trust Series L 5.400%	21,949	334,064
		Vornado Realty Trust Series N 5.250%	11,435	171,067
				711,398

1.60%		RESIDENTIAL
		UMH Properties, Inc. Series D 6.375%	12,128	278,823

2.21%		RETAIL
		Kimco Realty Corp. Class N 7.250%	7,035	386,081

10.08%		TOTAL PREFERRED STOCKS		1,759,995
		(Cost: $2,305,099)

10.38%		EXCHANGE TRADED FUND
		The Real Estate Select Sector SPDR Fund	47,183	1,812,299
		(Cost: $1,667,849)

6.85%		MONEY MARKET FUND
		Money Market Fiduciary 4.85%(B)	1,195,409	1,195,409
		(Cost: $1,195,409)

100.63%		TOTAL INVESTMENTS		17,571,211
		(Cost: $21,255,991)
(0.63%	)	Liabilities in excess of other assets		(107,953)
100.00%		NET ASSETS		$17,463,258

(A)Non-income producing

(B)Effective 7 day yield as of June 30, 2024.

REIT - Real Estate Investment Trust

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Statement of Assets and LiabilitiesJune 30, 2024 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2024

ASSETS
Investments at value(1) (Note 1)	$17,571,211
Cash at brokers	376
Receivable for capital stock sold	36
Dividends receivable	65,275
Prepaid expenses	83,706
TOTAL ASSETS	17,720,604

LIABILITIES
Payable for capital stock redeemed	19,280
Payable for securities purchased	173,924
Accrued investment advisory fees	11,842
Accrued 12b-1 fees	3,524
Accrued administration and transfer agent fees	7,500
Other accrued expenses	26,276
TOTAL LIABILITIES	242,346

NET ASSETS	$17,478,258

Net Assets Consist of:
Paid-in-capital	$20,472,933
Distributable earnings (accumulated deficits)	(2,994,675)
Net Assets	$17,478,258

NET ASSET VALUE PER SHARE
Net Assets
Institutional Class	$11,790,774
Platform Class	5,687,484
Total	$17,478,258
Shares Outstanding
Institutional Class	1,161,344
Platform Class	564,833
Total	1,726,177
Net Asset Value and Offering Price Per Share
Institutional Class	$10.15
Platform Class	$10.07

(1) Identified cost of	$21,255,991

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2024

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Statement of OperationsFor the Six Months Ended June 30, 2024 (unaudited)

INVESTMENT INCOME
Dividends	$424,291
Interest	39,183
Total investment income	463,474

EXPENSES
Investment advisory fees (Note 2)	86,227
12b-1 fees, Platform Class (Note 2)	7,062
Recordkeeping and administrative services (Note 2)	18,254
Accounting fees (Note 2)	14,382
Custodian fees	2,243
Transfer agent fees (Note 2)	16,134
Professional fees	22,228
Filing and registration fees	31,165
Trustee fees	6,095
Compliance fees	5,523
Shareholder reporting	10,917
Shareholder servicing (Note 2)
Institutional Class	8,107
Platform Class	7,062
Proxy expense	42,392
Other	16,208
Total expenses	293,999
Advisory fee waivers and expenses reimbursed (Note 2)	(96,006)
Net Expenses	197,993

Net investment income (loss)	265,481

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	125,022
Net change in unrealized appreciation (depreciation) of investments	(836,991)

Net realized and unrealized gain (loss)	(711,969)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(446,488)

LDR Real Estate Value-Opportunity Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2024

	For the Six Months Ended June 30, 2024 (unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$265,481	$574,659
Net realized gain on investments	125,022	410,826
Net change in unrealized appreciation (depreciation) of investments	(836,991)	1,186,686

Increase (decrease) in net assets from operations	(446,488)	2,172,171

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(200,626)	(987,648)
Platform Class	(75,325)	(318,418)
Decrease in net assets from distributions	(275,951)	(1,306,066)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	60,894	562,602
Platform Class	65,791	354,366
Distributions reinvested
Institutional Class	180,468	897,667
Platform Class	74,174	311,025
Shares redeemed
Institutional Class	(4,614,615)	(7,567,287)
Platform Class	(493,415)	(730,006)
Increase (decrease) in net assets from capital stock transactions	(4,726,703)	(6,171,633)

NET ASSETS
Increase (decrease) during period	(5,449,142)	(5,305,528)
Beginning of period	22,927,400	28,232,928
End of period	$17,478,258	$22,927,400

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2024

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2024

	Institutional Class Shares
	For the Six Months Ended June 30, 2024 (unaudited)	Years Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.47	$10.03	$14.48	$12.10	$13.79	$10.74
Investment activities
Net investment income (loss)(1)	0.14	0.24	0.10	0.11	0.12	0.15
Net realized and unrealized gain (loss) on investments	(0.31)	0.77	(3.17)	4.73	(0.71)	3.24
Total from investment activities	(0.17)	1.01	(3.07)	4.84	(0.59)	3.39
Distributions
Net investment income	(0.15)	(0.34)	(0.29)	(0.24)	(0.19)	(0.15)
Realized gains	—	(0.23)	(1.09)	(2.22)	(0.91)	(0.15)
Return of capital	—	—	—	—	—	(0.04)
Total distributions	(0.15)	(0.57)	(1.38)	(2.46)	(1.10)	(0.34)

Net asset value, end of period	$10.15	$10.47	$10.03	$14.48	$12.10	$13.79

Total Return(2)	(1.54%)	10.48%	(21.25%)	40.50%	(3.79%)	31.87%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross(4)(5)	2.95%	2.19%	1.97%	1.72%	1.60%	1.36%
Expenses, net of management fee waivers and reimbursements(6)	1.96%	1.04%	1.23%	1.14%	1.05%	1.09%
Net investment income	2.85%	2.41%	0.84%	0.74%	1.04%	1.16%
Portfolio turnover rate(2)	7.03%	20.10%	38.12%	55.36%	44.00%	40.00%
Net assets, end of period (000’s)	$11,791	$16,692	$22,194	$38,418	$39,195	$56,725

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross expense ratio reflects the effect of interest, dividend and proxy expenses which are excluded from the Fund’s expense limitation agreement.

(5)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been; 2.51% for the six months ended June 30, 2024; 2.15% 1.74%, 1.58%, 1.55% and 1.35% for the years ended December 31, 2023 through December 31, 2019, respectively.

(6)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been; 1.52% for the six months ended June 30, 2024; 1.00%, 1.00%, 1.00%. 1.00% and 1.09% for the years ended December 31, 2023 through December 31, 2019, respectively.

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2024

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Financial Highlights

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | JUNE 30, 2024

	Platform Class Shares
	For the Six Months Ended June 30, 2024 (unaudited)	Years Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.38	$9.93	$14.34	$11.98	$13.65	$10.62
Investment activities
Net investment income (loss)(1)	0.13	0.22	0.08	0.07	0.04	0.11
Net realized and unrealized gain (loss) on investments	(0.31)	0.77	(3.16)	4.69	(0.65)	3.21
Total from investment activities	(0.18)	0.99	(3.08)	4.76	(0.61)	3.32
Distributions
Net investment income	(0.13)	(0.31)	(0.24)	(0.18)	(0.16)	(0.10)
Realized gains	—	(0.23)	(1.09)	(2.22)	(0.90)	(0.15)
Return of capital	—	—	—	—	—	(0.04)
Total distributions	(0.13)	(0.54)	(1.33)	(2.40)	(1.06)	(0.29)

Net asset value, end of period	$10.07	$10.38	$9.93	$14.34	$11.98	$13.65

Total Return(2)	(1.66%)	10.26%	(21.51%)	40.18%	(4.06%)	31.53%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross(4)(5)	3.36%	2.59%	2.41%	2.16%	2.07%	1.79%
Expenses, net of management fee waivers and reimbursements(6)	2.32%	1.28%	1.49%	1.39%	1.31%	1.34%
Net investment income	2.36%	2.21%	0.64%	0.48%	0.33%	0.90%
Portfolio turnover rate(2)	7.03%	20.10%	38.12%	55.36%	44.00%	40.00%
Net assets, end of period (000’s)	$5,687	$6,235	$6,039	$8,750	$6,876	$7,193

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross expense ratio reflects the effect of interest, dividend and proxy expenses which are excluded from the Fund’s expense limitation agreement.

(5)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been; 2.91% for the six months ended June 30, 2024; 2.56%, 2.17%, 2.02%, 2.01% and 1.78% for the years ended December 31, 2023 through December 31, 2019, respectively.

(6)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs, dividend and interest expenses, would have been; 1.87% for the six months ended June 30, 2024; 1.25%, 1.25%, 1.25%, 1.25% and 1.33% for the years ended December 31, 2023 through December 31, 2019, respectively.

FINANCIAL STATEMENTS | JUNE 30, 2024

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial StatementsJune 30, 2024 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The LDR Real Estate Value-Opportunity Fund (the “Fund”) is a diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. LDR Capital Management, LLC (“LDR”) is the investment advisor to the Fund. The Fund was established in December, 2002 originally as a series of Hillview Investment Trust II. Effective November 23, 2005, the Fund was reorganized as a series of The World Funds, Inc. (“TWF”). On August 15, 2014, the Fund was reorganized from TWF into the Trust. The Fund maintains its financial statements, information, and performance history in accordance with the reorganizations. Prior to March 26, 2022, the Fund was known as REMS Real Estate Value-Opportunity Fund.

The Fund currently offers Institutional, Platform and Z Shares. At June 30, 2024, there were no Z Shares outstanding for the Fund.

The investment objectives of the Fund is to achieve long-term capital growth and current income through a portfolio of publicly traded real estate securities that may include equity REITs, mortgage REITs, REIT preferred and other publicly traded companies whose primary business is in the real estate industry.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees of the Trust (the “Board”). Although the

FINANCIAL STATEMENTS | JUNE 30, 2024

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2024 (unaudited)

Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to LDR as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. It is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | JUNE 30, 2024

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2024 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of June 30, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,803,508	$—	$—	$12,803,508
Preferred Stocks	1,759,995	—	—	1,759,995
Exchange Traded Fund	1,812,299	—	—	1,812,299
Money Market Fund	1,195,409	—	—	1,195,409
	$17,571,211	$—	$—	$17,571,211

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities during the six months ended June 30, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The Fund uses a major financial institution as its prime broker to process securities transactions and to provide custodial and other services. Any cash balances include amounts of “restricted cash” consisting of proceeds from securities sold, not yet purchased. Cash balances maintained in the custody of the prime broker bear interest based on the prime rate. The Fund also borrows on margin for security purchases.

Securities are held as collateral by the prime broker against margin obligations. The clearance agreements permit the prime broker to pledge or otherwise hypothecate the Fund’s investment securities subject to certain limitations. The prime broker may also sell such securities in limited instances where required collateral is not posted in a timely manner. These arrangements subject the Fund to concentration of credit risk with respect to the prime broker.

FINANCIAL STATEMENTS | JUNE 30, 2024

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2024 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the tax positions taken for the Fund for each of the open tax years (2021-2023) and expected to be taken in the 2024 tax returns, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended June 30, 2024, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains or losses on investments, are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

FINANCIAL STATEMENTS | JUNE 30, 2024

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2024 (unaudited)

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distribution. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in the periodic distributions to the shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital. A domestic REIT is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. Foreign REITs and REIT-like entities that are organized outside of the U.S. and have operations may receive tax treatment similar to that of U.S. REITs in their respective countries. Management does not estimate the tax character of REIT distributions for which actual information has not been reported.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, LDR, provides investment advisory services for an annual fee of 0.90% of the daily net assets of the Fund.

LDR earned and waived advisory fees, and reimbursed expenses, for the six months ended June 30, 2024 as follows:

Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
0.90%	$86,227	$86,227	$9,779

LDR contractually agreed to waive its fees and reimburse expenses so that the annual fund operating expenses for the Fund did not exceed 1.00% of the average daily net assets of the Fund, until April 30, 2024. Effective May 1, 2024, LDR discontinued the Fund's expense limitation agreement. This limit did not apply to distribution fees pursuant to Rule 12b-1 Plans, brokerage commissions, taxes, interest, dividend expenses on short sales, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. Each waiver and/or

FINANCIAL STATEMENTS | JUNE 30, 2024

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2024 (unaudited)

reimbursement of an expense by LDR is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements as of June 30, 2024 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
2025	2026	2027	Total
$217,169	$288,460	$96,006	$601,635

The Board has adopted a Distribution Plan for the Fund’s Platform Shares (the “12b-1 Plan”). Pursuant to the 12b-1 Plan, the Fund may pay from the assets of the Platform Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. The fee paid by the Fund is computed on an annualized basis reflecting the average daily net assets of the class, up to a maximum of 0.25% for expenses of the Platform Shares. With respect to Platform Shares, 0.25% represents 12b-1 distribution fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of the Platform Shares’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. The 12b-1 Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund.

The Fund has adopted a shareholder services plan with respect to its Institutional and Platform Shares. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund Shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

FINANCIAL STATEMENTS | JUNE 30, 2024

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2024 (unaudited)

For the six months ended June 30, 2024, the following expenses were incurred:

Class	Type of Plan	Fees Incurred
Institutional	Shareholder Servicing	$8,107
Platform	Shareholder Servicing	7,062
Platform	12b-1	7,062

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, fund accountant and transfer and dividend disbursing agent. For it’s services, fees to CFS are computed daily and paid monthly. For the six months ended June 30, 2024, the following fees were paid to CFS:

Administration	Transfer Agent	Accounting
$16,989	$16,014	$12,036

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary to the Trust, is a Partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2024 were as follows:

Purchases	Sales
$1,251,473	$5,157,100

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes;

FINANCIAL STATEMENTS | JUNE 30, 2024

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2024 (unaudited)

these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Monthly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the six months ended June 30, 2024 and the year ended December 31, 2023, were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
Distributions paid from:
Ordinary income	$275,951	$336,747
Realized gains	—	969,319
	$275,951	$1,306,066

As of June 30, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Undistributed ordinary income (loss)	$227,442
Undistributed capital gains (losses)	462,663
Net unrealized appreciation (depreciation)	(3,684,780)
$(2,994,675)

As of June 30, 2024, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$21,255,991	$2,453,732	$(6,138,512)	$(3,684,780)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were as follows:

	Six months ended June 30, 2024
	Institutional Shares	Platform Shares
Shares sold	6,052	6,640
Shares reinvested	18,458	7,625
Shares redeemed	(457,189)	(50,072)
Net increase (decrease)	(432,679)	(35,807)

FINANCIAL STATEMENTS | JUNE 30, 2024

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2024 (unaudited)

	Year ended December 31, 2023
	Institutional Shares	Platform Shares
Shares sold	56,724	35,684
Shares reinvested	88,964	31,037
Shares redeemed	(764,624)	(74,111)
Net increase (decrease)	(618,936)	(7,390)

NOTE 6 – COMMISSION RECAPTURE AGREEMENT

The Fund entered into an agreement with ConvergEx Execution Solutions LLC (“ConvergEx”) and Capital Institutional Services, Inc. (“CAPIS”), brokerage services providers, whereby a portion of the commissions from each portfolio transaction would be used to reduce the operating expenses incurred by the Fund, including but not limited to custodial, transfer agent, administrative, legal, trustee, accounting and printing fees and expenses, and other expenses charged to the Fund by third-party service providers which are properly disclosed in the prospectus of the Fund. Pursuant to the terms of the commission recapture agreement, the broker transfers the available commissions earned monthly to the Fund’s administrator. There was no transfer to the Fund’s administrator to offset operating expenses during the six months ended June 30, 2024.

NOTE 7 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry. An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. The Fund also engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities. However, the Fund may have no leverage for an extended period of time when the Fund believes that leverage is not in the best interest of the Fund. Borrowings can be made only to the extent that the value of the Fund’s assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings (including proposed borrowing).

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge

FINANCIAL STATEMENTS | JUNE 30, 2024

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2024 (unaudited)

portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage; the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchases with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with ConvergEx Group. The interest rate charged for these borrowings is Fed Fund open rate plus 0.50%. During the six months ended June 30, 2024, no interest was incurred by the Fund.

NOTE 8 – ADVANCES

The Fund has a custody agreement with UMB Bank N.A. (“Custodian”) which allows overdrafts (“Advances”). Any such Advance shall not exceed the Fund’s or the 1940 Act’s limitation concerning borrowings. The Fund accrues interest on these Advances at a rate agreed upon in writing from time to time by the Custodian and the Fund. During the six months ended June 30, 2024, there were no such advances made to the Fund under the custody agreement.

NOTE 9 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund's NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund's prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | JUNE 30, 2024

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Notes to the Financial Statements - continuedJune 30, 2024 (unaudited)

NOTE 10 – SUBSEQUENT EVENTS

On August 15, 2024, a special meeting of the shareholders of the Fund was held for the purpose of electing trustees to the Trust. Because the meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Fund. The shareholders of the Trust as a whole elected David J. Urban, Mary Lou H. Ivey and Laura V. Morrison as trustees to the Trust.

Total Outstanding Shares:	195,946,387
Total Shares Voted:	129,095,648
Voted For:	119,063,076
Voted Against:	—
Abstained:	10,032,572

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees in the Statement of Operations.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

ADVISORY AGREEMENT RENEWAL

At a meeting held on June 25-26, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (“Advisory Agreement”) between LDR Capital Management, LLC (“LDR”) and the Trust with respect to the LDR Real Estate Value-Opportunity Fund (the “Fund”). The Trust’s legal counsel (“Counsel”) discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by LDR; (ii) the investment performance of the Fund and LDR; (iii) the costs of the services provided and profits realized by LDR from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the LDR Value Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the LDR Value Fund’s investors; and (v) LDR’s practices regarding possible conflicts of interest and other benefits to LDR from managing the Fund. The Board reflected on its discussions regarding the Advisory Agreement, the discontinuance of the expense limitation arrangements effective May 1, 2024 and the advisory services provided to the Fund by LDR with representatives of LDR during the Meeting.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented by LDR in connection with the approval process, including information presented to the Board in LDR’s presentation at the Meeting. The Board requested and was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Fund and its shareholders; (ii) presentations by management of LDR addressing the investment strategy, personnel and operations utilized in managing the Fund; (iii) disclosure information contained in LDR’s Form ADV; and (iv) a memorandum from Trust counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision to renew the Advisory Agreement.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about LDR, including financial information, a description of its personnel and the services to be provided to the Fund, information on investment advice, performance, summaries of anticipated fund expenses, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by LDR from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

(1)       The nature, extent, and quality of the services to be provided by LDR.

In this regard, the Board considered the responsibilities of LDR under the Advisory Agreement. The Board reviewed the services provided to the Fund by LDR including, without limitation: LDR’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objective and limitations and its efforts to promote the Fund and grow its assets. The Board considered: LDR’s staffing, personnel, and methods of operating; the education and experience of LDR’s personnel as well as their specific skill set suited to continue implementing the Fund’s investment strategy; and the description of LDR’s compliance program, policies and procedures. The Board considered that LDR has extensive experience in managing REIT and real estate related portfolios. After reviewing the foregoing and further information from LDR, the Board concluded that the quality, extent, and nature of the services to be provided by LDR were satisfactory and adequate for the Fund.

(2)        Investment Performance of the Fund and LDR.

The Board noted that the one-year and five-year return for the Fund for the periods ended April 30, 2024, exceeded the return of its benchmark index, and the median of its peer group and Morningstar category; however, the Fund underperformed its benchmark index, peer group and Morningstar category medians for the three-year period ended April 30, 2024. The Trustees further noted that for the ten-year period ended April 30, 2024, the Fund outperformed its benchmark index but underperformed the category and peer group medians. The Trustees observed that the Fund’s peer group for the one-, three-, five-, and ten-year periods consisted of sixteen, sixteen, thirteen, and eleven mutual funds, respectively, with average net assets between approximately $30 million and approximately $236 million within the Morningstar Real Estate Category. The Board also compared the investment performance of a separately managed account advised by LDR with an investment objective similar to the Fund, noting that the Fund underperformed the separately managed account in the past year. The Trustees considered the reasons for the differences in the Fund’s performance as compared to the separately managed account, as reported by LDR, noting that the difference in performance was primarily attributable to differences in expenses. Based on these considerations, the Board concluded that the performance of the Fund was satisfactory.

(3)	The costs of the services to be provided and profits to be realized by LDR from the relationship with the Fund.

In considering the costs of the services provided and profits realized by LDR from the relationship with the Fund, the Trustees considered LDR’s staffing, personnel, and methods of operating; the financial condition of LDR and the level of commitment to the Fund by LDR; the asset levels of the Fund; and the overall expenses of the Fund. The Trustees considered financial statements of LDR and discussed the financial stability and profitability of the firm. The Trustees considered the Fund’s advisory fee payable to LDR and that the Fund’s expense limitation agreement was discontinued effective May 1, 2024. Accordingly, the Fund’s expenses are higher without the effect of the expense limitation agreement.

The Board considered the fees and expenses of the Fund (including the advisory fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors, as derived by Broadridge from Morningstar data. The Board noted that the Fund’s net expense ratio is higher than the median of its peer group and Morningstar category. The Trustees further noted that the Fund’s gross advisory fee is higher than its peer group and Morningstar category; however, the Trustees considered LDR’s representation that the advisory fee is appropriate given the differentiated, small capitalization focus of the Fund. The Trustees also compared the advisory fees charged to the Fund with the advisory fee charged to a separately managed account advised by LDR with an investment objective similar to that of the Fund. The Trustees noted the reasons for the differences in fees compared to the Fund, as reported by LDR. The separately managed account is charged an annual advisory fee of 0.60%, which is lower than the Fund’s advisory fee payable to LDR, and in line with current pricing levels within the public pension fund market. The Trustees further considered that the Fund was not profitable to LDR. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to LDR by the Fund are fair and reasonable.

(4)	The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Trustees considered the Fund’s proposed fee arrangements with LDR. The Trustees observed that the advisory fee is the same as asset levels increase, so no economies of scale accrued to benefit Fund shareholders under the present fee structure. The Trustees further noted that Fund shareholders no longer benefit from the expense limitation agreement and therefore, as of May 1, 2024, shareholder expenses increased with the discontinuation of the expense limitation agreement. The Trustees considered LDRs representation to consider breakpoints in the advisory fee if Fund assets increase and that LDR is currently exploring various strategic options to increase Fund assets. Following further discussion of the Fund’s asset levels, expectations for growth under LDR’s management, and levels of fees, as well as the other contractual fee structures that were in place for the Fund, the Trustees determined that the Fund’s advisory fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

(5)       Possible conflicts of interest and benefits derived by LDR.

In considering LDR’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund, the basis for soft dollar payments with broker-dealers, and the basis of decisions to buy or sell securities for the Fund and/or other clients of LDR. The Trustees considered that LDR indicated that it may benefit from a more diversified product line and the ability to enhance the firm’s internal research capabilities through a soft-dollar relationship. Based on the foregoing, the Trustees determined that LDR’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Board approved the Advisory Agreement for a one-year period.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR: Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934: Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: September 9, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: September 9, 2024

* Print the name and title of each signing officer under his or her signature.